Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income for the year [Abstract]
Net income for the year	$ 103,087	$ 81,129	$ 87,592
Other comprehensive income/ (loss) [Abstract]
Unrealized gain /(loss) on cash flow hedges, net	70,886	(8,509)	(55,482)
Reclassification adjustment for gain/ (loss) on available for sale securities in net income	0	0	(8)
Net settlements on interest rate swaps qualifying for cash flow hedge	(3,253)	(3,196)	(2,752)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	55	0	0
Other comprehensive income /(loss) for the year	67,688	(11,705)	(58,242)
Total comprehensive income for the year	$ 170,775	$ 69,424	$ 29,350